Income Taxes (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 32,136	$ 25,982
Other real estate owned	1,649	1,194
Accrued expenses	581	186
Net unrealized losses on available for sale investment securities	110,584	130,586
Other	1,352	2,308
Total deferred tax assets	146,302	160,256
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(14,879)	(13,615)
Impairment charges on available-for-securities	(19)	(19)
Identified intangible assets and goodwill	(14,151)	(14,125)
Partnership investment pass through	(58,376)	(30,319)
Other	(3,321)	(3,555)
Total deferred tax liabilities	90,746	61,633
Net deferred tax asset	$ 55,556	$ 98,623